Schedule of Fair Value of Profits Interests (Details) - $ / shares	Apr. 20, 2022	Feb. 22, 2021
Equity [Abstract]
Risk-free interest rate	2.10%	0.11%
Fair value of common stock of the Company	$ 11.00	$ 16.96
Expected dividend yield
Expected terms in years	8 years	2 years
Expected volatility	75.00%	75.00%